Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 85% - Class I
Expense Example, No Redemption:
1 Year	$ 74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Asset Manager 85% - Class A
Expense Example, No Redemption:
1 Year	669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Asset Manager 85% - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,851
Fidelity Advisor Asset Manager 85% - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Asset Manager 85% - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750